UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-23158
Investment Company Act file number

Mandatory Exchangeable Trust
 (Exact name of registrant as specified in charter)

850 Library Avenue, Suite 204
Newark, Delaware 19711
 (Address of principal executive offices) (Zip code)

Donald J. Puglisi, Managing Trustee
850 Library Avenue, Suite 204
Newark, Delaware 19711
 (Name and address of agent for service)

(302) 738-6680
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2017

Item 1. Reports to Stockholders.

Mandatory Exchangeable Trust

Semi-Annual Report

Financial Statements as of and for the six months ended
June 30, 2017(Unaudited)

Table of Contents

Allocation of Portfolio Assets	1
Financial Statements:
Schedule of Investments	2
Statement of Assets and Liabilities	3
Statement of Operations	4
Statement of Changes in Net Assets	5
Statement of Cash Flows	6
Financial Highlights	7
Notes to Financial Statements	8
Additional Information	12

Mandatory Exchangeable Trust
Allocation of Portfolio Assets
June 30, 2017 (Unaudited)
(Expressed as Percentages of Total Investments)

Mandatory Exchangeable Trust
Schedule of Investments
June 30, 2017 (Unaudited)

	Maturity	Par	Amortized
Security Description	Date	Value	Cost	Fair Value

U.S. Treasury Securities - 6.68%*
Stripped United States Treasury Notes	08/15/2017	$6,900,000	$6,894,383	$6,892,224
Stripped United States Treasury Notes	08/15/2017	87,975,000	87,907,119	87,875,852
Stripped United States Treasury Notes	11/15/2017	14,345,000	14,306,728	14,285,253
Stripped United States Treasury Notes	11/15/2017	80,530,000	80,327,839	80,203,451
Stripped United States Treasury Notes	02/15/2018	41,312,000	41,122,583	41,007,283
Stripped United States Treasury Notes	02/15/2018	53,563,000	53,317,412	53,180,989
Stripped United States Treasury Notes	05/15/2018	94,172,000	93,552,172	93,153,906
Stripped United States Treasury Notes	05/15/2018	703,000	698,373	695,519
Stripped United States Treasury Notes	08/15/2018	10,971,000	10,874,470	10,814,356
Stripped United States Treasury Notes	08/15/2018	83,904,000	83,218,071	82,692,594
Stripped United States Treasury Notes	11/15/2018	39,765,000	39,320,577	39,062,909
Stripped United States Treasury Notes	11/15/2018	55,110,000	54,512,916	54,134,718
Stripped United States Treasury Notes	02/15/2019	34,269,000	33,806,096	33,510,284
Stripped United States Treasury Notes	02/15/2019	60,606,000	59,791,042	59,279,032
Stripped United States Treasury Notes	05/15/2019	9,048,000	8,894,009	8,814,761
Stripped United States Treasury Notes	05/15/2019	85,827,000	84,025,702	83,615,753
Total U.S. Treasury Securities			752,569,492	749,218,884

Forward Purchase Contract - 93.32%*
Forward Purchase Contract for American Depository Shares
of Alibaba Group Holdings Limited			5,400,894,000	10,466,280,000
Total Forward Purchase Contract			5,400,894,000	10,466,280,000

Total Investments - 100.00%*			$6,153,463,492	$11,215,498,884
Other Assets in Excess of Liabilities - 0.00%* ^				275
TOTAL NET ASSETS - 100.00%*				$11,215,499,159

Footnotes
* Percentages are stated as a percent of net assets.
^ Percentage is more than 0.00% but less than 0.01%.

See Accompanying Notes to the Financial Statements.

Mandatory Exchangeable Trust
Statement of Assets and Liabilities
June 30, 2017 (Unaudited)

Assets:
Investments in U.S. Treasury Securities, at Fair Value (Cost $752,569,492)	$749,218,884
Investment in Forward Purchase Contract, at Fair Value (Cost $5,400,894,000)	10,466,280,000
Total Investments	11,215,498,884
Cash	275
Total Assets	11,215,499,159

Net Assets	$11,215,499,159

Net Assets Consist of:
Mandatory Exchangeable Trust Securities ("Trust Securities"),
No Par Value; 66,000,000 Trust Securities Issued and Outstanding	$6,147,057,283
Accumulated Net Investment Income	6,406,484
Net Unrealized Appreciation on Investments	5,062,035,392
Net Assets	$11,215,499,159
Net Asset Value per Trust Security	$169.93

See Accompanying Notes to the Financial Statements.

Mandatory Exchangeable Trust
Statement of Operations
June 30, 2017 (Unaudited)

For the six period ended June 30, 2017 (Unaudited)
Investment Income
Interest Income	$3,203,034
Total Investment Income	3,203,034

Net Investment Income	3,203,034
Net Change in Unrealized Appreciation on Investments	3,554,553,315
Net Increase in Net Assets Resulting from Operations	$3,557,756,349

See Accompanying Notes to the Financial Statements.

Mandatory Exchangeable Trust
Statement of Changes in Net Assets

	For the six month period ended June 30, 2017 (Unaudited)	For the period from June 10, 2016 (1) through December 31, 2016
Change in Net Assets Resulting from Operations:
Net Investment Income	$3,203,034	$4,090,533
Net Change in Unrealized Appreciation on Investments	3,554,553,315	1,507,482,077
Net Increase in Net Assets Resulting from Operations	3,557,756,349	1,511,572,610

Distributions Paid to Trust Security Holders:
Net Investment Income	(664,125)	(222,958)
Return of Capital to Trust Security Holders	(189,085,875)	(180,042,842)
Change in Net Assets from Distributions Paid to Trust Security Holders	(189,750,000)	(180,265,800)

Change in Net Assets Resulting from Capital Transactions:
Gross Proceeds from the Sale of Trust Securities	-	6,598,686,000
Selling Commissions	-	(82,500,000)
Net Increase in Net Assets Resulting from Capital Transactions	-	6,516,186,000

Net Increase in Net Assets	3,368,006,349	7,847,492,810
Net Assets, Beginning of Period	7,847,492,810	-
Net Assets, End of Period (Including $6,406,484 and $3,867,575 in	$11,215,499,159	$7,847,492,810
Undistributed Net Investment Income, respectively)

(1) Commencement of operations.

See Accompanying Notes to the Financial Statements.

Mandatory Exchangeable Trust
Statement of Cash Flows
For the six month period ended June 30, 2017

For the six month period ended June 30, 2017 (Unaudited)
Cash Flows from Operating Activities:
Maturity of U.S. Treasury Securities	$189,750,000
Net Cash Provided by Operating Activities	189,750,000

Cash Flows from Financing Activities:
Distributions to Trust Security Holders	(189,750,000)
Net Cash Used by Financing Activities	(189,750,000)

Net Increase in Cash	-
Cash - Beginning of Period	275
Cash - End of Period	$275

Reconciliation of Net Increase in Net Assets Resulting from Operations to
Net Cash Provided in Operating Activities:
Net Increase in Net Assets Resulting from Operations	$3,557,756,349
Net Investment Income	(3,203,034)
Net Change in Unrealized Appreciation on Investments	(3,554,553,315)
Maturity of U.S. Treasury Securities	189,750,000
Net Cash Provided in Operating Activities	$189,750,000

See Accompanying Notes to the Financial Statements.

Mandatory Exchangeable Trust
Financial Highlights

	For the six month period ended June 30, 2017 (Unaudited)	For the period from June 10, 2016(1) through December 31, 2016

Per Share Operating Performance:
Beginning Net Asset Value	$118.90	$100.00
Selling Commissions	-	(1.25)

Beginning Net Asset Value, Net of Selling Commission	118.90	98.75

Income From Investment Operations:
Net Investment Income	0.04	0.06
Net Realized and Unrealized Gain on Investments	53.87	22.82

Total Gain from Investment Operations	53.91	22.88

Distributions to Trust Security Holders
Net Investment Income (2)	(0.01)	0.00 (2)
Return of Capital to Trust Security Holders	(2.87)	(2.73)

Total Distributions	(2.88)	(2.73)

Ending Net Asset Value	$169.93	$118.90
Total Return	45.34%	23.17%

Supplemental Data and Ratios:
Net Assets, End of Period	$11,215,499,159	$7,847,492,810
Ratio of Expenses to Average Net Assets (3)(4)	0.00%	0.00%
Ratio of Net Investment Income to Average Net Assets (4)	0.06%	0.07%
	0.00%	0.00%

(1) Commencement of operations.
(2) Number is greater than 0.00 but less than 0.01.
(3) The Trust is not responsible for any expenses related to its ongoing operations. See Note 3 for additional information.
(4) Annualized for periods less than one year.
(5) Lower of Purchases or Maturities (excluding short-term investments) divided by the average portfolio assets during the period.
(6) Not annualized.

See Accompanying Notes to the Financial Statements.

Mandatory Exchangeable Trust

NOTES TO FINANCIAL STATEMENTS
As of and for the six month period ended June 30, 2017 (Unaudited)

1.	Organization
The Mandatory Exchangeable Trust ("Trust") was established on May 20, 2016 and is registered as a non-diversified, closed-end investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust commenced operations on June 10, 2016.  In June 2016, the Trust sold Mandatory Exchangeable Trust Securities (“Trust Securities") to qualified institutional buyers in reliance on Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The Trust Securities have not been registered for offering under the Act.  The Trust used the net offering proceeds to purchase a portfolio comprised of U.S. Treasury Securities and to pay the purchase price for a forward purchase contract (the “Contract”) for shares of American Depository Shares (“ADSs”) of Alibaba Group Holding Limited ("Alibaba"), with an existing ADS holder of Alibaba, West Raptor Holdings, LLC (the “Shareholder”), an indirect subsidiary of SoftBank Group Corp., a company incorporated under the laws of Japan. Under the terms of the Contract, at the Shareholder’s discretion, the Trust will exchange each Trust Security for either (i) a certain number of ADSs of Alibaba, or (ii) cash equal to the value of the Alibaba ADSs on the Exchange Date, as that term is defined in the contract. The Trust will thereafter terminate.

The Trust has entered into an Administration Agreement with U.S. Bank National Association (the "Administrator") to provide administrative services to the Trust.

2.	Significant Accounting Policies
A. Basis of Accounting
The accompanying financial statements of the Trust have been prepared on an accrual basis in conformity with U.S. generally accepted accounting principles (U.S. GAAP).

B. Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

C. Investment Valuation
The Trust will use the following valuation methods to determine either current market value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures approved by the Trust’s Board of Trustees (“Board of Trustees”) from time to time.  The valuation of the portfolio securities of the Trust currently includes the following processes:

(i)
the U.S. Treasury Securities held by the Trust will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the Board of Trustees,

(ii)	short-term investments having an original maturity of 60 days or less will be valued at cost with accrued interest or discount earned included in interest receivable, and

(iii)
the Contract is valued by an independent valuation firm with expertise in valuing this type of Contract, using an income approach, in the form of a discounted cash flow analysis in conjunction with a Monte Carlo model that simulates potential future payouts under the Contract. The valuation is reviewed and approved by the Managing Trustee.

D. Security Transactions and Investment Income
U.S. Treasury Securities (“Securities”) transactions are accounted for as of the date the securities are purchased and sold (trade date).  Interest income is recorded as earned and includes accrual of discount.  Amortized cost valuation represents cost, adjusted for a proportional increase or decrease in value due to the discount or premium until maturity.

E. Forward Purchase Contract
On June 10, 2016, the Trust entered into the Contract, with the Shareholder and paid to the Shareholder $5,400,894,000 in connection therewith.  Pursuant to this Contract, the Shareholder is obligated to deliver to the Trust a specified number of Alibaba ADSs the Exchange Date so as to permit the holders of the Trust Securities to exchange on the Exchange Date each of their shares of Trust Securities.

At June 30, 2017, the Contract had the following value:

Forward Contract	Trade Date	Cost of Contract	Contract Fair Value	Net Unrealized Appreciation
Counterparty – West Raptor Holdings, LLC	06/01/2019	$5,400,894,000	$10,466,280,000	$5,065,386,000

The fair value of the Contract is included in investments, at fair value in the Statement of Assets and Liabilities.  The net change in unrealized appreciation in the Statement of Operations is included in the net unrealized appreciation on investments in the Statement of Assets and Liabilities.

The Shareholder’s obligation under the Contract is collateralized by Alibaba ADSs which are being held in the custody of the Trust’s Custodian, U.S. Bank National Association.  At June 30, 2017, the Custodian held 66,000,000 shares of Alibaba ADS with an aggregate value of $9,299,400,000.

F. Indemnifications
The Managing Trustee on behalf of the Trust enters into certain contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Recent Accounting Pronouncements
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

3.	Expenses
The Shareholder has taken on the responsibility to pay all fees and expenses relating to the offering and operation of the Trust including, but not limited to, organizational costs, offering costs, trustee fees, and administration fees.  The Trust is not responsible for any fees associated with the Trust’s ongoing operations.  During the six month period ended June 30, 2017, the Shareholder paid fees and expenses totaling $69,474 on behalf of the Trust.

4.	Distributions
Trust Securities holders are entitled to receive distributions from the maturity of U.S. Treasury Securities of $1.4375 per quarter (except for the first distribution on September 1, 2016 of $1.2938), payable quarterly which commenced September 1, 2016.  Distributions to the Trust’s holders for the six month period ended June 30, 2017 were $189,750,000.

5.	Income Taxes
The Trust is not an association taxable as a corporation for Federal or State income tax purposes; accordingly, no provision is required for such taxes.  Specifically, the Trust is a grantor trust under the U.S. federal and State income tax laws and as such, Trust Securities holders will be treated as if each holder owns directly its proportionate share of the assets held by the Trust.

The Trust complies with the authoritative guidance for uncertainty in income taxes. This guidance requires the Trust to determine whether a tax position of the Trust is more likely than not to be sustained upon examination by the applicable taxing authority, including the resolution of any related appeals or litigation processes, based on the technical merits of the position. The Trust reviewed and evaluated tax positions in its major jurisdictions and determined whether or not there are uncertain tax positions that require financial statement recognition. The Trust has determined that no reserves for uncertain tax positions are required to be recorded for any of the Trust’s open tax years.  The Trust is additionally not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. As a result, no income tax liability or expense has been recorded in the accompanying financial statements.

As of June 30, 2017, based on cost for Federal income tax purposes, the Trust had a gross unrealized appreciation for its investment in the Contract of $5,065,386,000, and a gross unrealized depreciation for its investment in U.S Treasury Securities of $3,350,608. The aggregate cost of the Trust’s investments for Federal income tax purposes was $6,153,463,492 at June 30, 2017.

6.	Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2: Valuations that are based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment spreads, credit risk, etc.)

Level 3: Valuations based on significant unobservable inputs that are not corroborated by market data.

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

		Fair Value Measurements at June 30, 2017 Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	June 30, 2017	(Level 1)	(Level 2)	(Level 3)
Other
U.S. Treasury Securities	$749,218,884	$749,218,884	$-	$-
Total Other	749,218,884	749,218,884	-	-
Derivative Instruments
Forward Purchase Contract	10,466,280,000	-	-	10,466,280,000
Total Derivative Instruments	10,466,280,000	-	-	10,466,280,000
Total	$11,215,498,884	$749,218,884	$-	$10,466,280,000

During the six month period ended June 30, 2017, there were no transfers between Level 1, Level 2 and Level 3.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3) for Investments for the six month period ended June 30, 2017
Fair Value Beginning Balance	$6,911,520,000
Increase in Unrealized Gains Included in Net Increase in Net Assets Applicable to Trust Security Holders	3,554,760,000
Net Purchases, Issuances and Settlements	-
Transfers Out of Level 3	-
Fair Value Ending Balance	$10,466,280,000

All of the unrealized gains are included in the Statement of Operations for the six month period ended June 30, 2017.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of  June 30, 2017.

Type of Asset	Fair Value as of June 30, 2017	Valuation Technique	Unobservable Input
Forward Purchase Contract	$ 10,466,280,000	Income Approach Pricing Model	Volatility of stock price of underlying Assets. Returns of the S&P 500 Index. Contractual terms, as disclosed in offering circular. Risk Free rate of return.

7.	Investment Transactions
For the six month period ended June 30, 2017, the Trust purchased U.S. Treasury Securities (at cost) and the Contract (at cost) in the amount of $0 and $0, respectively.  During the six month period ended June 30, 2017, $189,750,000 in U.S. Treasury Securities matured.  The proceeds were used by the Trust to make distributions to the Trust Security Holders.  The Trust did not sell any securities during the period ended June 30, 2017.

8.	Capital Share Transactions
During the six month period ended June 30, 2017, the Trust did not sell any Trust Securities to qualified institutional buyers in reliance on Rule 144A under the Securities Act. As of June 30, 2017, there were 66,000,000 Trust Securities issued and outstanding.

9.	Subsequent Events
The Trust has performed an evaluation of subsequent events through the date the financial statements were available to be issued.  No subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

Mandatory Exchangeable Trust

ADDITIONAL INFORMATION
June 30, 2017
(Unaudited)

Trustee Compensation
The Trust does not compensate any of its trustees who are interested persons. For the six month period ended June 30, 2017, the aggregate compensation paid by the Trust to the independent trustees was $0. The Trust did not pay any special compensation to any of its trustees. The Trust’s Statement of Additional Information includes additional information about the trustees and is available on the SEC’s Web site at www.sec.gov.

Form N-Q
The Trust will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Trust’s Form N-Q and Form N-2 will be available on or before their respective filing dates without charge by visiting the SEC’s Web site at www.sec.gov.  In addition, you may review and copy the Trust’s Form N-Q at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/17 – 01/31/17	0	0	0	0
Month #2 02/01/17 – 02/28/17	0	0	0	0
Month #3 03/01/17 – 03/31/17	0	0	0	0
Month #4 04/01/17 – 04/30/17	0	0	0	0
Month #5 05/01/17 – 05/31/17	0	0	0	0
Month #6 06/01/17 – 06/30/17	0	0	0	0
Total	0	0	0	0

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Managing Trustee has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  None.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Mandatory Exchangeable Trust

By (Signature and Title)  /s/ Donald J. Puglisi
                                             Donald J. Puglisi, Managing Trustee

Date   August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Donald J. Puglisi
                                             Donald J. Puglisi, Managing Trustee

Date   August 22, 2017